Leases	12 Months Ended
Mar. 31, 2026
Leases
Leases

42. Leases

The Group has lease contracts for various items of buildings and other equipment used in its operations. Leases of buildings generally have lease terms between 2 and 9 years, while other equipment generally have lease terms of 3 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets and some contracts require the Group to maintain certain financial ratios. There are several lease contracts that include extension and termination options and variable lease payments.

The Group also has certain leases of buildings with lease terms of 12 months or less. The Group applies the ‘short term leases’ recognition exemptions for these leases.

(i) Set out below are the carrying amounts of right-of-use assets recognized and the movement during the year;

	Buildings	Others	Total
Balance as of April 1, 2024	139,970	20,067	160,037
Additions	86,914	-	86,914
Deletions	(2,476)	-	(2,476)
Depreciation (Refer note 13)	(50,289)	(11,157)	(61,446)
Effects of movements in foreign exchange rates	-	-	-
Balance as of March 31, 2025	174,119	8,910	183,029
Additions	118,785	33,387	152,172
Deletions	-	-	-
Depreciation (Refer note 13)	(51,696)	(26,214)	(77,910)
Effects of movements in foreign exchange rates	-	-	-
Balance as of March 31, 2026	241,208	16,083	257,291

The following are the amounts recognized in profit/(loss):

	March 31,
	2024	2025	2026
Depreciation expense of right-of-use asset (Refer note 13)	54,271	61,446	77,910
Interest on lease liabilities (Refer note 16)	32,267	32,608	38,101
Expense relating to short-term leases (Refer note 12)	3,646	10,968	15,066
Gain on termination/rent concession of leases (Refer note 10)	-	619	-
Total amount recognized in profit/(loss)	90,184	105,641	131,077

The following is the break-up of current and non-current lease liabilities as of March 31, 2025 and March 31, 2026:

	March 31,
	2025	2026

Current lease liabilities	51,810	84,920
Non-current lease liabilities	186,339	228,583
Total	238,149	313,503

The following is the movement in lease liabilities during the year ended March 31, 2025 and March 31, 2026:

	March 31,
	2025	2026

Balance as of April 1	215,742	238,149
Additions	83,019	148,080
Finance cost accrued during the year (Refer note 16)	32,608	38,101
Deletions	(3,123)	-
Payment of lease liabilities	(90,097)	(110,827)
Balance as of March 31	238,149	313,503

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2025 and March 31, 2026 on an undiscounted basis:

	March 31,
	2025	2026
Less than one year	79,221	117,496
One to five years	200,579	258,689
More than five years	32,700	14,136
Total	312,500	390,321

ii) Extension Option

Some property leases contain extension options exercisable by the Group for 3-5 years after the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)